Financial assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of financial assets [abstract]
Schedule of components of financial assets
The detail, by nature and category for measurement purposes, of Grupo Santander's financial assets, other than the balances relating to Cash, cash balances at central banks and other deposits on demand and Hedging derivatives, at 30 June 2023 and 31 December 2022 is as follows, presented by the nature and categories for valuation purposes:

	EUR million
	30-06-2023
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost
Derivatives	67,613
Equity instruments	13,349	4,055		1,729
Debt instruments	55,823	888	3,089	76,010	91,559
Loans and advances	47,049	853	6,556	9,017	1,088,743
Central Banks	12,406	—	—	—	17,871
Credit institutions	23,592	1	626	303	52,375
Customers	11,051	852	5,930	8,714	1,018,497
Total	183,834	5,796	9,645	86,756	1,180,302

	EUR million
	31-12-2022
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost
Derivatives	67,002
Equity instruments	10,066	3,711		1,941
Debt instruments	41,403	1,134	2,542	75,083	73,554
Loans and advances	37,647	868	6,447	8,215	1,073,490
Central Banks	11,595	—	—	—	15,375
Credit institutions	16,502	—	673	—	46,518
Customers	9,550	868	5,774	8,215	1,011,597
Total	156,118	5,713	8,989	85,239	1,147,044

Disclosure of gross exposure by stages of impairment
Following is the gross exposure of financial assets subject to impairment stages at 30 June 2023 and 31 December 2022:

	EUR million
	30-06-2023				31-12-2022
	Gross amount				Gross amount
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Financial assets at fair value through other comprehensive income	84,841	160	97	85,098	83,118	184	24	83,326
Debt instruments	76,015	—	6	76,021	75,087	—	6	75,093
Loans and advances	8,826	160	91	9,077	8,031	184	18	8,233
Credit institutions	303	—	—	303	—	—	—	—
Customers	8,523	160	91	8,774	8,031	184	18	8,233
Financial assets at amortised cost	1,097,848	71,743	33,395	1,202,986	1,070,025	66,588	32,997	1,169,610
Debt instruments	91,254	125	442	91,821	73,297	75	398	73,770
Loans and advances	1,006,594	71,618	32,953	1,111,165	996,728	66,513	32,599	1,095,840
Central Banks	17,871	—	—	17,871	15,375	—	—	15,375
Credit institutions	52,369	13	—	52,382	46,523	1	—	46,524
Customers	936,354	71,605	32,953	1,040,912	934,830	66,512	32,599	1,033,941
Total	1,182,689	71,903	33,492	1,288,084	1,153,143	66,772	33,021	1,252,936

	30-06-2023
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	18,444	20,765	18,512	2,523	1,133	61,377
Of which: impaired	142	193	204	167	267	973

	31-12-2022
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	17,877	20,617	20,225	3,294	1,387	63,400
Of which: impaired	132	192	220	181	339	1,064
At the end 30 June 2023 and 31 December 2022 the concentration of this portfolio was as follows:

	Loans: gross amount
Million euros	30-06-2023	31-12-2022
1. Without mortgage guarantee	36	42
2. With mortgage guarantee	2,246	2,285
2.1 Completed buildings	951	1,138
2.1.1 Residential	528	674
2.1.2 Other	423	464
2.2 Buildings and other constructions under construction	1,273	1,110
2.2.1 Residential	1,216	1,103
2.2.2 Other	57	7
2.3 Land	22	37
2.3.1 Developed consolidated land	14	25
2.3.2 Other land	8	12
Total	2,282	2,327

Disclosure of reconciliation of changes in loss allowance and in gross carrying amount for financial instruments
The following is the movement that has taken place, during the first six months ended 30 June 2023 and 2022, in the balance of provisions that cover losses due to impairment of assets which comprise the heading balance of the financial assets at amortised cost:

	EUR million
	30-06-2023	30-06-2022
Balance as at beginning of period	22,888	23,164

Impairment losses charged to income for the period	6,843	5,255
Of which:
Impairment losses charged to income	11,225	9,720
Impairment losses reversed with a credit to income	(4,382)	(4,465)
Perimeter change	(37)	—
Write-off of impaired balances against recorded impairment allowance	(6,831)	(5,682)
Exchange differences and other	492	937

Balance as at end of period	23,355	23,674

Of which, relating to:
Impaired assets	14,271	13,707
Other assets	9,084	9,967

Of which:
Individually calculated	2,858	2,719
Collectively calculated	20,497	20,955
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers recognised under 'Financial assets at amortised cost' as at 30 June 2023 and 30 June 2022:

	EUR million
	30-06-2023
	Stage 1	Stage 2	Stage 3	Total
Impairment allowance as at beginning of period	3,611	5,124	13,931	22,666
Transfers between stages	(454)	355	3,767	3,668
Variation due to credit risk	605	(377)	2,891	3,119
Write-offs	—	—	(6,801)	(6,801)
Exchange differences and other	88	97	249	434
Carrying amount at end of period	3,850	5,199	14,037	23,086

	EUR million
	30-06-2022
	Stage 1	Stage 2	Stage 3	Total
Impairment allowance as at beginning of period	4,182	5,224	13,546	22,952
Transfers between stages	(455)	381	2,618	2,544
Variation due to credit risk	473	(447)	2,695	2,721
Write-offs	—	—	(5,682)	(5,682)
Exchange differences and other	249	324	332	905
Carrying amount at end of period	4,449	5,482	13,509	23,440

Disclosure of reconciliation of financial assets classified at amortised cost
The movement during the first six months ended 30 June 2023 and 2022, in the balance of financial assets classified at amortised cost and considered impaired by reason for the credit risk is as follows:

	EUR million
	30-06-2023	30-06-2022
Balance as at beginning of period	33,269	31,848
Net additions	6,480	5,710
Written-off assets	(6,831)	(5,682)
Perimeter Changes	(45)	—
Exchange differences and other	773	850
Balance at end of period	33,646	32,726

Schedule of guarantees received for financial assets
Following is the breakdown of the value of the guarantees received to ensure the collection of the financial assets that comprise the heading of financial assets at amortized cost, distinguishing between real guarantees and other guarantees at 30 June 2023 and 31 December 2022:

	EUR million
	30-06-2023	31-12-2022
Real guarantees value	632,794	627,337
Of which: Impaired	12,028	11,846
Other guarantees value	93,967	96,645
Of which: Impaired	2,227	2,029
Total value of the guarantees received	726,761	723,982

Schedule of financial assets measured at other than fair value
Following is a comparison of the carrying amounts of Grupo Santander’s financial assets measured at other than fair value and their respective fair values at 30 June 2023 and 31 December 2022:

	EUR million
	30-06-2023		31-12-2022
	Carrying amount	Fair value	Carrying amount	Fair value
Loans and advances	1,088,743	1,067,336	1,073,490	1,053,703
Debt instruments	91,559	89,085	73,554	70,373
ASSETS	1,180,302	1,156,421	1,147,044	1,124,076